Discontinued Operations - Balance Sheet (Details) - Carlisle Brake & Friction - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 6.2	$ 5.1
Receivables, net	70.4	58.3
Inventories	69.2	70.8
Prepaid other current assets	9.4	10.4
Total current assets	155.2	144.6
Property, plant, and equipment, net	99.9	102.0
Goodwill, net	96.5	96.5
Other intangible assets, net	72.4	73.9
Other long-term assets	6.2	2.6
Total long-term assets	275.0	275.0
Accounts payable	39.0	33.1
Accrued liabilities and other	21.6	20.4
Total current liabilities	60.6	53.5
Other long-term liabilities	25.2	21.9
Total long-term liabilities	$ 25.2	$ 21.9